Inventories (Tables)	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31,	December 31,
	2022	2021
	U.S. $ in thousands
Finished goods	$65,270	$58,784
Work-in-process	4,461	4,360
Raw materials	73,385	66,003
	$143,116	$129,147